Earnings Per Share	12 Months Ended
Dec. 31, 2012
EARNING PER SHARE [Abstract]
Earnings Per Share
7.	EARNINGS PER SHARE

Basic and diluted earnings per ordinary share attributable to the Company’s shareholders are calculated in accordance with ASC 260, “Earnings Per Share.” Earnings per ordinary share do not differ between Class A and Class B ordinary shares, as there are no differences between the share classes as it relates to distributions of earnings. Reconciliations of the numerator and denominator of the per-share computations for the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the years ended December 31,
	2010	2011	2012
(in thousands, except share and per share data)	RMB	RMB	RMB
Numerator:
Net income attributable to Shanda Games Limited’s ordinary shareholders for basic and diluted earnings	1,288,821	1,264,316	1,113,430
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	570,645,594	567,138,809	554,813,612
Dilutive effect of share options	149,463	39,884	28,461
Denominator for diluted calculation	570,795,057	567,178,693	554,842,073
Net income per ordinary share attributable to Shanda Games Limited’s shareholders -basic	2.26	2.23	2.01
Net income per ordinary share attributable to Shanda Games Limited’s shareholders -diluted	2.26	2.23	2.01

For 2010, 2011 and 2012, the Group excluded 33,587,516, 30,448,623 and 27,646,400, respectively, outstanding weighted average stock options and restricted shares from the calculation of diluted earnings per common share because their effects were anti-dilutive.